DEI Document	Oct. 29, 2026
DEI [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34910
Entity Tax Identification Number	90-0607005
Entity Address, Address Line One	4101 Washington Avenue
Entity Address, City or Town	Newport News
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23607
City Area Code	757
Local Phone Number	380-2000
Title of 12(b) Security	Common Stock
Trading Symbol	HII
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001501585
Amendment Flag	false